Employees	12 Months Ended
Mar. 31, 2025
Employees
Employees

24. Employees
This note shows the average number of people employed by the Group during the year, in which areas of our business our employees work and where they are based. It also shows total employment costs.

	2025 Employees	2024 Employees	2023 Employees

By activity

Operations	15,440	15,707	15,808

Selling and distribution	21,830	22,928	24,676

Customer care and administration	55,564	57,647	57,619

	92,834	96,282	98,103

By segment

Germany	14,341	15,115	15,242

UK	9,332	9,640	9,312

Other Europe	11,744	11,441	14,189

Africa	14,036	13,578	13,633

Türkiye 1	3,164	3,126	3,688

Vantage Towers	–	–	753

Common Functions	36,163	34,273	31,561

	88,780	87,173	88,378

Discontinued operations	4,054	9,109	9,725

Total	92,834	96,282	98,103
The cost incurred in respect of these employees (including Directors) was:

	2025 €m	2024 € m	2023 € m

Wages and salaries	4,369	4,674	4,384

Social security costs	512	497	468

Other pension costs (note 25 ‘Post employment benefits’)	245	217	212

Share-based payments (note 26 ‘Shared-based payments’)	110	110	128

	5,236	5,498	5,192

Discontinued operations	286	748	650

Total	5,522	6,246	5,842
Note:

1.
In the year ended 31 March 2023, the segment was named Other Markets and also included the results of Vodafone Ghana which, as previously reported, was sold in February 2023. Other Markets was re-named
to Türkiye because this segment comprised only Vodafone Türkiye in the years ended 31 March 2024 and 31 March 2025.